NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 1,690	€ 1,445	€ 1,153
Other interest income and financial income	4,116	677	5,284
Interest income and other financial income	5,806	2,122	6,437
Total financial income	72,192	54,824	56,691
Capitalized borrowing costs	2,671	2,884	1,578
Other interest cost and financial expenses	(2,427)	(1,046)	(3,775)
Interest expenses and other financial expenses	244	1,838	(2,197)
Interest expenses from banks	(27,432)	(21,486)	(23,057)
Interest and other finance costs on bonds and notes	(20,703)	(12,386)	(9,231)
Write-downs of financial receivables	(4,739)	(3,326)	(3,530)
Other financial expenses	(13,949)	(8,494)	(12,008)
Total financial expenses	(66,579)	(43,854)	(50,023)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(26,392)	(15,659)	(16,619)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(92,971)	(59,513)	(66,642)
Net financial expenses	(42,082)	(23,563)	(29,260)
Repurchase price and premium incurred, as well as previously unamortized issuance costs	8,142
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	5,806	2,122	6,437
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(47,888)	(25,685)	(35,697)
Net financial expenses	(42,082)	(23,563)	(29,260)
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	66,386	52,702	50,254
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	€ (45,083)	€ (33,828)	€ (30,945)